SEI TAX EXEMPT TRUST

Tax-Advantaged Income Fund
(the "Fund")

Supplement Dated December 11, 2017
to the Class F Prospectus (the "Prospectus") dated December 31, 2016, as amended on
December 31, 2016 and April 27, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

In the Fund Summary for the Tax-Advantaged Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wells Capital Management Incorporated	Lyle Fitterer, CFA, CPA	Since 2017	Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager
	Terry J. Goode	Since 2017	Senior Portfolio Manager
	Dennis Derby	Since 2017	Senior Research Analyst and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Tax-Advantaged Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Lyle Fitterer, CFA, CPA, Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager, Terry J. Goode, Senior Portfolio Manager, and Dennis Derby, Senior Research Analyst and Portfolio Manager, are responsible for the day-to-day management of the portion of the Tax-Advantage Income Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Mr. Fitterer was with Strong Capital Management, where he served in a variety of roles, including Director of Strong Capital Management's Municipal Fixed Income team. Mr. Fitterer earned a bachelor's degree in accounting from the University of North Dakota and has 28 years of industry experience. Mr. Goode joined WellsCap in 2002, where he currently serves as a Senior Portfolio Manager and was formerly Leader of the Tax-Exempt Research team. Mr. Derby joined WellsCap or one of its predecessor firms in 1995, where he currently serves as a Senior Research Analyst and Portfolio Manager with the Tax-Exempt Fixed-Income team.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1114 (12/17)

SEI TAX EXEMPT TRUST

Tax-Advantaged Income Fund
(the "Fund")

Supplement Dated December 11, 2017
to the Class Y Prospectus (the "Prospectus") dated December 31, 2016, as amended on
April 27, 2017 and June 30, 2017

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

In the Fund Summary for the Tax-Advantaged Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Wells Capital Management Incorporated	Lyle Fitterer, CFA, CPA	Since 2017	Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager
	Terry J. Goode	Since 2017	Senior Portfolio Manager
	Dennis Derby	Since 2017	Senior Research Analyst and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Tax-Advantaged Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Lyle Fitterer, CFA, CPA, Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager, Terry J. Goode, Senior Portfolio Manager, and Dennis Derby, Senior Research Analyst and Portfolio Manager, are responsible for the day-to-day management of the portion of the Tax-Advantage Income Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Mr. Fitterer was with Strong Capital Management, where he served in a variety of roles, including Director of Strong Capital Management's Municipal Fixed Income team. Mr. Fitterer earned a bachelor's degree in accounting from the University of North Dakota and has 28 years of industry experience. Mr. Goode joined WellsCap in 2002, where he currently serves as a Senior Portfolio Manager and was formerly Leader of the Tax-Exempt Research team. Mr. Derby joined WellsCap or one of its predecessor firms in 1995, where he currently serves as a Senior Research Analyst and Portfolio Manager with the Tax-Exempt Fixed-Income team.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1115 (12/17)

SEI TAX EXEMPT TRUST

Tax-Advantaged Income Fund
(the "Fund")

Supplement Dated December 11, 2017
to the Statement of Additional Information ("SAI") dated December 31, 2016, as amended on
December 31, 2016 and April 27, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the paragraph relating to Wells Capital Management Incorporated is hereby deleted and replaced with the following:

WELLS CAPITAL MANAGEMENT INCORPORATED—Wells Capital Management Incorporated ("WellsCap'') serves as a Sub-Adviser to a portion of the assets of the Short Duration Municipal and Tax-Advantaged Income Funds. WellsCap became a subsidiary of Wells Fargo & Company ("Wells Fargo") in 1996 and was formed from existing institutional investment management teams that had been in place since 1981.

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "WellsCap," the text thereunder is hereby deleted and replaced with the following:

WellsCap

Compensation. SIMC pays WellsCap a fee based on the assets under management of the Short Duration Municipal and Tax-Advantaged Income Funds as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal and Tax-Advantaged Income Funds. The following information relates to the period ended August 31, 2017.

The compensation structure for WellsCap's Portfolio Managers includes a competitive fixed base salary plus variable incentives, payable annually and over a longer term period. WellsCap participates in third party investment management compensation surveys in order to provide WellsCap with market-based compensation information to help support individual pay decisions. In addition to investment management compensation surveys, WellsCap also considers prior professional experience, tenure, seniority and a Portfolio Manager's team size, scope and assets under management when determining their fixed base salary. Incentive bonuses are typically tied to relative, pre-tax investment performance of the Funds or other accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style.

In addition, Portfolio Managers, who meet the eligibility requirements, may participate in Wells Fargo's 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

Ownership of Fund Shares. As of August 31, 2017, WellsCap's portfolio managers did not beneficially own any shares of the Short Duration Municipal or Tax-Advantaged Income Funds.

Other Accounts. As of August 31, 2017, in addition to the Short Duration Municipal and Tax-Advantaged Income Funds, WellsCap's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Lyle Fitterer, CFA, CPA	11	$20.009	0	$0	101	$13.274
Wendy Casetta	4	$12.922	0	$0	19	$2.484
Terry J. Goode	4	$2.025	0	$0	1	$0.341
Dennis Derby	1	$0.131	0	$0	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. WellsCap's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1116 (12/17)